Expense Example, No Redemption - Western Asset Core Plus Bond Fund	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	284
Expense Example, No Redemption, 10 Years	646
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	456
Expense Example, No Redemption, 10 Years	1,015
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	43
Expense Example, No Redemption, 3 Years	135
Expense Example, No Redemption, 5 Years	235
Expense Example, No Redemption, 10 Years	529
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	505
Expense Example, No Redemption, 3 Years	678
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,408
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	478
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	1,801
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	1,374
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	402
Expense Example, No Redemption, 5 Years	696
Expense Example, No Redemption, 10 Years	$ 1,532